Condensed Financial Statements of Parent Company	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Condensed Financial Statements of Parent Company
Note 14.	Condensed Financial Statements of Parent Company

Financial information pertaining only to the parent company, Ministry Partners Investment Company, LLC, is as follows:

Balance Sheets	December 31,
	2010	2009
Assets
Cash	$6,774	$9,980
Loans, net of allowance for loan losses	187,005	196,858
Accrued interest receivable	742	956
Property and equipment, net	400	247
Investment in subsidiaries	177	--
Debt issuance costs	279	419
Other assets	241	294

Total assets	$195,618	$208,754

	December 31,
	2010	2009
Liabilities and equity
Borrowings from financial institutions	$121,809	$125,759
Notes payable	62,103	69,527
Accrued interest payable	355	142
Other liabilities	489	472

Total liabilities	184,756	195,900

Equity	10,862	12,854

Total liabilities and equity	$195,618	$208,754

Statements of Income	Years Ended December 31,
	2010	2009
Income:
Interest income	$12,036	$9,009
Other income	8	11

Total income	12,044	9,020

Interest expense:
Interest on lines of credit	5,370	4,496
Interest on notes payable	2,836	3,308

Total interest expense	8,206	7,804

Provision for loan losses	2,377	1,268

Other operating expenses	2,988	2,327
Loss before provision for income taxes	(1,527)	(2,379)

Provision for income taxes and state fees	15	--

	(1,542)	(2,379)

Equity in undistributed net income (loss) of subsidiaries	(74)	2,433

Net income (loss)	$(1,616)	$54

Statements of Cash Flows	Years Ended December 31,
	2010	2009
Cash Flows from Operating Activities
Net income (loss)	$(1,616)	$54
Adjustments to reconcile net income (loss)
to net cash provided by (used in) operating activities:
Equity in undistributed net income (loss) of subsidiaries	74	(2,433)
Depreciation	75	48
Provision for loan losses	2,377	1,268
Amortization of deferred loan (fees) costs	(110)	(86)
Amortization of debt issuance costs	197	253
Accretion of allowance for loan losses on
restructured loans	(64)	(110)
Net change in:
Accretion of loan discount	(27)	(98)
Accrued interest receivable	214	(292)
Other assets	(53)	202
Other liabilities and accrued interest payable	46	71

Net cash provided by operating activities	1,113	(1,123)

Cash Flows from Investing Activities
Loan purchases from ECCU	(925)	(10,435)
Loan purchases from MPF	--	(72,308)
Loan originations	(7,364)	(292)
Loan sales	375	33,697
Loan principal collections, net	15,591	29,708
Purchase of property and equipment	(228)	(33)

Net cash provided by investing activities	7,449	(19,663)

Cash Flows from Financing Activities
Net change in borrowings from financial institutions	(3,950)	25,884
Net change in notes payable	(7,424)	(6,247)
Debt issuance costs	(57)	(140)
Dividends paid on preferred stock	(337)	(412)
Purchase of interest rate caps	--	(148)

Net cash provided by (used in) financing activities	(11,768)	18,937

Net decrease in cash	(3,206)	(1,849)

Cash at beginning of year	9,980	11,829

Cash at end of year	$6,774	$9,980

Supplemental Disclosures of Cash Flow Information
Interest paid	$7,993	$10,051
Income taxes paid	3	--
Change in value of interest rate swap	--	(518)
Change in value of market cap	73	72